Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3.7	$ 3.3
Net interest on the future employee benefit liabilities	3.6	3.3
Administration costs	0.3	0.4
Defined benefit costs	7.6	7.0
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.6	2.5
Net interest on the future employee benefit liabilities	2.1	2.2
Past service gain	(1.4)
Defined benefit costs	$ 3.3	$ 4.7